Income Taxes - Summary of Changes in Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Balance at beginning of the year	¥ (60,407)	¥ (38,993)
Recognized in profit or loss	88,108	19,575
Recognized in other comprehensive income	37,761	(41,003)	¥ (46,774)
Effect of changes in consolidation scope	(5,268)	14
Balance at end of the year	¥ 60,104	¥ (60,407)	¥ (38,993)